Components of Inventories (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Purchased Parts and Components	$ 934,828	$ 945,550	$ 2,085,616
Work in Process	46,260	46,259	313,601
Finished Goods	231,593	259,112	714,944
Less: Reserve for Obsolescence	(563,740)	(563,740)	(574,440)
Net	$ 648,941	$ 687,181	$ 2,539,721